Investments Including Derivatives (Details) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Current investments
Financial assets held for trading	₪ 321			₪ 352	[1]
Bank deposits	275			546	[1]
Monetary funds and others				9	[1]
Current investments	₪ 596	[2]	$ 172	₪ 907

[1]	Reclassified
[2]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.